PROVISIONS - Provisions overview (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of other provisions [line items]
Total	$ 2,828	$ 2,655
Short-term provisions	939	1,039
Long-term provisions	1,889	1,616
Environmental
Disclosure of other provisions [line items]
Total	472	553
Emission rights
Disclosure of other provisions [line items]
Total	787	506
Asset retirement obligations
Disclosure of other provisions [line items]
Total	504	501
Site restoration
Disclosure of other provisions [line items]
Total	102	116
Staff related obligations
Disclosure of other provisions [line items]
Total	246	242
Voluntary separation plans
Disclosure of other provisions [line items]
Total	95	114
Litigation and contingencies (see note 15)
Disclosure of other provisions [line items]
Total	404	404
Tax claims
Disclosure of other provisions [line items]
Total	181	177
Other legal claims and contingencies
Disclosure of other provisions [line items]
Total	223	227
Commercial agreements and onerous contracts
Disclosure of other provisions [line items]
Total	21	18
Other
Disclosure of other provisions [line items]
Total	$ 197	$ 201